RELATED PARTY TRANSACTIONS WITH VERINT - Schedule of Components of Costs of Services (Details) - Former Parent - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Related Party Transaction [Line Items]
Allocation of management costs and corporate support services	$ 97,265	$ 81,755
Research and development, net
Related Party Transaction [Line Items]
Allocation of management costs and corporate support services	21,783	19,139
Selling, general and administrative
Related Party Transaction [Line Items]
Allocation of management costs and corporate support services	69,210	54,452
Software | Cost of revenue
Related Party Transaction [Line Items]
Allocation of management costs and corporate support services	1,981	1,871
Software service | Cost of revenue
Related Party Transaction [Line Items]
Allocation of management costs and corporate support services	1,548	1,639
Professional service and other | Cost of revenue
Related Party Transaction [Line Items]
Allocation of management costs and corporate support services	$ 2,743	$ 4,654